Income Tax Expense - Summary of Net Profit/(Loss) Before Income Taxes and Non-controlling Interest (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Taxes [line items]
Profit / (loss) before tax	€ (20,565)	€ (31,345)	€ 40,548
Actual tax charge	4,341	2,335	7,429
IRES [member]
Disclosure Of Income Taxes [line items]
Expected tax benefit (expense) at statutory tax rates	4,936	7,523	(9,732)
Tax exempt income	4,806	3,297	1,665
Aggregate effect of different tax rates in foreign jurisdictions	322	(139)	208
Italian regional tax	(24)	(78)	(46)
Non-deductible expenses	(5,575)	(4,521)	(2,667)
Tax effect on unremitted earnings	(1,024)	(430)	(1,252)
Non taxable gain from disposal and loss of control of a subsidiary			17,193
Chinese withholding tax on income not recoverable	(1,396)	(139)	(4,458)
Effect of net change in deferred tax assets unrecognised	(6,386)	(7,848)	(8,340)
Actual tax charge	(4,341)	(2,335)	(7,429)
Domestic [member]
Disclosure Of Income Taxes [line items]
Profit / (loss) before tax	(17,049)	(24,808)	40,822
Foreign [member]
Disclosure Of Income Taxes [line items]
Profit / (loss) before tax	€ (3,516)	€ (6,537)	€ (274)